Result of the Year - Summary of General and Administrative Expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 339,516	kr 247,250	kr 50,541
External Costs
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	192,913	118,971	23,847
Employee Costs
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	142,201	127,120	25,995
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 4,402	kr 1,159	kr 699